Revenue by Type of Service (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 86,695,506	$ 72,163,326	$ 37,863,559
One Time Commissions
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	46,193,749	49,624,166	29,248,348
Recurring Services Fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	39,584,531	22,539,160	8,615,211
Mutual fund service fee
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 917,226